Related Parties - Schedule of Warrants that were Exercised, Granted and Accepted in Aggregate by the Five Members (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Abstract]
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	2,000,000	1,125,000	220,000
Annualized IFRS cost for existing warrants (in Dollars)	$ 1,433,000	$ 1,029,000	$ 909,000